Related Party Disclosures - Additional Information (Details) € in Thousands, $ in Thousands		6 Months Ended
	Mar. 28, 2021 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Mar. 28, 2021 EUR (€)
Disclosure of transactions between related parties [line items]
Success fee remuneration		€ (1,270)		€ 1,506
Compensation		10,705		10,310
Recognized related to the contract		32
Property, plant and equipment purchased from a related party		5		0
Expenses incurred in connection with related party		92
Term for Installment Payments | $	$ 50,000
Board members
Disclosure of transactions between related parties [line items]
Compensation		172		0
Joint Stock Ownership Plan
Disclosure of transactions between related parties [line items]
Expenses incurred in connection with related party		368
Cloud subscription
Disclosure of transactions between related parties [line items]
Recognized related to the contract		34,659			€ 34,015
Cloud subscription | Shareholders
Disclosure of transactions between related parties [line items]
Purchase obligation						€ 42,433
General and Administrative Expenses
Disclosure of transactions between related parties [line items]
Consulting services to entity controlled by member of Key Management Personnel		0		19
General and Administrative Expenses | Joint Stock Ownership Plan
Disclosure of transactions between related parties [line items]
Success fee remuneration		2,718
General and Administrative Expenses | Shadow bonus
Disclosure of transactions between related parties [line items]
Success fee remuneration		693
General and Administrative Expenses | Cloud subscription
Disclosure of transactions between related parties [line items]
Expenses incurred in connection with related party		4,292		1,278
Prepaid expenses for future costs in non-financial assets		951			€ 2,927
Selling Expenses
Disclosure of transactions between related parties [line items]
Consulting services to entity controlled by member of Key Management Personnel		57		0
Recognized related to the contract		61
Expenses incurred in connection with related party				0
Consulting Contract
Disclosure of transactions between related parties [line items]
Consulting services to entity controlled by member of Key Management Personnel		193	$ 200
Research And Development Expenses
Disclosure of transactions between related parties [line items]
Expenses incurred in connection with related party		1		0
Research And Development Expenses | Transactions with related parties
Disclosure of transactions between related parties [line items]
Expenses incurred in connection with related party		€ 94		€ 226